SUPPLEMENTAL CASH FLOWS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating cash flows payments for operating leases			$ 2,899
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 354